Trade accounts payable	12 Months Ended
Dec. 31, 2025
Trade accounts payable
Trade accounts payable

12.         Trade accounts payable

Trade accounts payable consist of the following:

	December 31,
	2025		2024		2023
Suppliers and contractors	Ps.	675,294	Ps.	469,224	Ps.	286,264
Customer advances		28,512		61,577		32,892
Statutory employee profit sharing		85,388		79,574		66,347
	Ps.	789,194	Ps.	610,375	Ps.	385,503